787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 19, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BATS: Series A Portfolio, a series of BlackRock Allocation Target Shares

(File No. 333-109980 and File No. 811-21457)

Ladies and Gentlemen:

On behalf of BlackRock Allocation Target Shares and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 11, 2018, to the Prospectus, dated July 27, 2018, for BATS: Series A Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated September 11, 2018 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8629.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP